SCHEDULE OF CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025	Apr. 30, 2025	Sep. 12, 2024
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.001	$ 0.001
Number of shares authorised				500,000,000
Number of shares issued			1,000,000
Series A preferrence shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0002
Number of shares authorised	250,000,000
Number of shares outstanding	200,000
Parent [member] | Series A preferrence shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0002	$ 0.0002
Number of shares authorised	250,000,000	250,000,000
Number of shares issued	200,000	200,000
Number of shares outstanding	200,000	200,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0002			$ 0.00002
Number of shares authorised	2,250,000,000			22,500,000,000
Number of shares outstanding	5,004,661	4,875,000
Ordinary shares [member] | Parent [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0002	$ 0.0002
Number of shares authorised	2,250,000,000	2,250,000,000
Number of shares issued	5,004,661	4,875,000
Number of shares outstanding	5,004,661	4,875,000